SUPPLEMENT
                             DATED NOVEMBER 20, 2003
                       TO THE PROSPECTUS DATED MAY 1, 2003

                  WEISS, PECK & GREER INVESTMENTS MUTUAL FUNDS

                        WPG Government Money Market Fund
                         WPG Tax Free Money Market Fund
                      WPG Intermediate Municipal Bond Fund
                               WPG Core Bond Fund
                            WPG Large Cap Growth Fund
                                 WPG Tudor Fund
                          WPG Quantitative Equity Fund

================================================================================


           WPG LARGE CAP GROWTH FUND

           Effective on or about January 1, 2004, WPG Large Cap Growth Fund (the "Fund") will adopt a new quantitative-oriented strategy, make certain other related changes to its principal investments and strategies and implement a cap on the Fund's expenses. In addition, a new portfolio management team will be primarily responsible for implementing the Fund's new quantitative-oriented strategy. It is expected that during the last week of December 2003, the Fund's investment adviser, Weiss, Peck & Greer Investments, may begin to transition the Fund's portfolio to this new strategy.

           Accordingly, effective on or about January 1, 2004, the combined Prospectus, dated May 1, 2003, for the above referenced funds (the "Prospectus") is revised as follows:

           1. On page 10 of the Prospectus, under the heading captioned "Principal Investment Strategies," the following replaces the text in the subsections captioned "Investments" and "Strategies":

           INVESTMENTS:

           The fund invests at least 80% of its assets in equity securities of U.S. large capitalization companies that offer the prospect of capital appreciation. The fund's portfolio generally will consist of common stocks of between 60 and 100 companies.

           In order to remain fully invested and instead of purchasing and selling securities directly, the fund may invest in depository receipts which seek to replicate the price performance and dividend yield of the Russell 1000 Growth Index and use derivative contracts (such as futures on the Russell 1000 Growth Index).

           STRATEGIES:

           The adviser uses quantitative techniques to seek to achieve investment results that exceed the aggregate performance of publicly traded common stocks, as represented by the Russell 1000 Growth Index. The adviser quantitatively analyzes a universe of approximately 1,100 companies, including companies in the S&P 500 Index and/or the Russell 1000 Index and/or that are the largest 1,000 U.S. companies. Using a proprietary multi-factor model, the adviser identifies stocks with rising earnings expectations that sell at low relative valuations when compared with their sector peers. Firmly established through the quantitative research process, the adviser believes that these are the stocks that will lead to portfolio outperformance.

           Based on this information, and using sophisticated risk measurement tools, the adviser selects the combination of stocks, together with their appropriate weightings, that it believes will maximize the fund's expected return with the level of risk taken. The adviser seeks to maintain the market capitalization, sector allocations and style characteristics of the fund's portfolio similar to those of the Russell 1000 Growth Index.

           The portfolio is rebalanced regularly to maintain the optimal risk/return trade-off. The adviser assesses each stock's changing characteristics relative to its contribution to portfolio risk. A stock is sold when it no longer offers an appropriate return-to-risk tradeoff.

           2. On page 10 of the Prospectus, under the heading captioned "Performance," the following footnote is added below the December 31, 2002 Average Annual Total Returns Table:

                * The Fund's performance record shown in the table for periods prior to December 31, 2003 was achieved under the Fund's previous qualitative growth-oriented strategy.

           3. On page 11 of the Prospectus under the Section captioned "Principal Risks" the following risk factor is added:

                o The factors considered by the multi-factor model fail to select stocks with better relative performance than those included in the Russell 1000 Growth.

           4. On page 11 of the Prospectus, the following replaces in its entirety the sections captioned "Who May Want to Invest" and "Who May Not Want to Invest":

           WHO MAY WANT TO INVEST

           The fund may be appropriate if you:

           o Are pursuing a long-term goal, such as investing for retirement, that has an investment goal of growth of capital
           o Are seeking higher long-term returns and can accept a higher level of risk
           o Are seeking to diversify your portfolio by investing in a portfolio of common stocks of large companies
           o      Are seeking an objective, disciplined investment process

           WHO MAY NOT WANT TO INVEST

           The fund may not be appropriate if you:




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


           o      Are pursuing a short-term investment goal
           o      Want stability of principal
           o      Seek income as a component of your investment goal

           5. On page 11 of the Prospectus, under the heading captioned "Fees and Expenses," the following is added as a footnote to the table captioned "Annual Fund Operating Expenses" with respect to the Fund:

           * Effective January 1, 2004, the adviser has agreed to cap Large Cap Growth Fund's operating expenses at 1.40% of average daily net assets. The Annual Fund Operating Expenses table does not reflect this fee cap. The adviser may not discontinue or modify this cap without the approval of the fund's trustees.

           6. E.K. Easton Ragsdale and Peter Albanese serve as the Fund's co-portfolio managers. Messrs. Ragsdale and Albanese replace the Fund's former portfolio manager, C. Lennis Koontz II. Accordingly, on Page 18 of the Prospectus, the biographical information regarding Mr. Koontz is replaced with the following:


---------------- ------------------------- -------- ----------------------------
Fund             Portfolio Manager(s)      Since    Past 5 Years'
                                                    Business Experience
---------------- ------------------------- -------- ----------------------------

WPG Large Cap    E.K. Easton Ragsdale      2004     Managing director and head
Growth Fund                                         of the quantitative equity
                                                    area of the adviser since
                                                    2003. Prior thereto,
                                                    managing director and
                                                    associate head of equity
                                                    at State Street Research
                                                    & Management Co.

---------------- ------------------------- -------- ----------------------------
                 Peter Albanese            2004     Senior vice president of the
                                                    adviser since 2003.  Prior
                                                    thereto, senior vice
                                                    president of US Trust Co. of
                                                    New York.

--------------------------------------------------------------------------------

           WPG TUDOR FUND

           WPG Tudor Fund (the "Fund") is adopting a new value-oriented strategy and making certain other related changes to its principal investments and strategies. In addition, a new portfolio management team will be primarily responsible for implementing the Fund's new value-oriented strategy. The Board of Trustees of the Fund approved these changes at a special meeting called for this purpose held on August 13, 2003.

           Accordingly, the Prospectus is hereby revised as follows:

           1. On page 12 of the Prospectus, under the heading captioned "Principal Investment Strategies," the following replaces the text in the subsection captioned "Strategies":



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


           The adviser uses a value approach to select the fund's investments. Using this investment style, the adviser seeks securities selling at substantial discounts to their underlying values and then holds these securities until the market values reflect what the adviser believes to be their intrinsic values. The adviser employs a bottom-up strategy, focusing on undervalued industries that the adviser believes are experiencing positive change. The adviser then uses both qualitative and quantitative methods to assess a security's potential value. These methods may include discussions with management, financial screening, fundamental valuation analysis and identifying potential catalysts.

           Factors the adviser looks for in selecting investments include:

           o      Favorable expected returns relative to perceived risk.
           o Management with demonstrated ability and commitment to the company.
           o      Favorable return on invested capital.
           o Low market valuations relative to earnings forecast, book value, cash flow and sales.
           o Potential catalysts such as new products, cyclical upturns and changes in management.

           2. On page 12 of the Prospectus, under the heading captioned "Performance":

           (a) The following comparative index is added to the December 31, 2002 Average Annual Total Returns Table:

                                          1 YEAR         5 YEARS        10 YEARS
                                          ------         -------        --------

              Russell 2000
                 Value Index              -11.43%         2.71%         10.85%

           (b) The following footnote is added below the December 31, 2002 Average Annual Total Returns Table:

                * The Fund's performance record shown above was achieved under the Fund's previous growth-related strategy.

           3. On page 13 of the Prospectus under the Section captioned "Principal risks" the following risk factors are added:

           o      Value stocks temporarily fall out of favor with investors
           o The fund's assets remain undervalued or do not have the potential value originally expected

           4. Richard A. Shuster and Gregory N. Weiss have been appointed as co-portfolio managers of the Fund. Messrs. Shuster and Weiss replace the Fund's former portfolio manager, Walter Prendergast. Accordingly, on Page 18 of the Prospectus, the biographical information regarding Mr. Prendergast is replaced with the following:




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


----------------- ------------------------- -------- ---------------------------
Fund              Portfolio Manager(s)      Since    Past 5 Years'
                                                     Business Experience
----------------- ------------------------- -------- ---------------------------

WPG Tudor Fund    Richard Shuster           2003     Managing Director of the
                                                     adviser since 1999 and head
                                                     of the adviser's Small Cap
                                                     Value Team. Prior thereto,
                                                     managing director with APM
                                                     Partners, LP, where he
                                                     managed a small cap value
                                                     hedge fund.

                  Gregory Weiss             2003     Principal, Portfolio
                                                     Manager and Research
                                                     Analyst of the adviser
                                                     since 1999. Prior thereto,
                                                     equity analyst at Bear
                                                     Stearns & Co.
--------------------------------------------------------------------------------










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

                                   SUPPLEMENT
                             DATED NOVEMBER 20, 2003
          TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2003

                  WEISS, PECK & GREER INVESTMENTS MUTUAL FUNDS

                        WPG Government Money Market Fund
                         WPG Tax Free Money Market Fund
                      WPG Intermediate Municipal Bond Fund
                               WPG Core Bond Fund
                            WPG Large Cap Growth Fund
                                 WPG Tudor Fund
                          WPG Quantitative Equity Fund



================================================================================


           WPG LARGE CAP GROWTH FUND

           Effective on or about January 1, 2004, WPG Large Cap Growth Fund (the "Fund") will adopt a new quantitative-oriented strategy, make certain other related changes to its principal investments and strategies and implement a cap on the Fund's expenses. In addition, a new portfolio management team will be primarily responsible for implementing the Fund's new quantitative-oriented strategy. It is expected that during the last week of December 2003, the Fund's investment adviser, Weiss, Peck & Greer Investments, may begin to transition the Fund's portfolio to this new strategy.

           Accordingly, effective on or about January 1, 2004, the combined Statement of Additional Information, dated May 1, 2003, for the above referenced funds (the "SAI") is revised as follows:

           1. E.K. Easton Ragsdale and Peter Albanese have been appointed to serve as the Fund's co-portfolio managers. Messrs. Ragsdale and Albanese replace the Fund's former portfolio manager, C. Lennis Koontz II.

           2. On page 31 of the SAI under the table captioned "Advisory Fees Paid," the following footnote is added with respect to the Fund:

           For the fiscal year ending December 31, 2004, WPG has entered into an Expense Limitation Agreement, pursuant to which WPG has agreed not to impose a portion of its advisory fee and to assume certain other expenses of the Large Cap Growth Fund as necessary to limit the fund's annual operating expenses to 1.40% of average daily net assets. Pursuant to this agreement, WPG may seek reimbursement for expenses waived or paid by WPG during the prior two fiscal years. No expense limitation was in effect for prior fiscal years.

           3. On page 32 of the SAI in the fifth paragraph, the reference to C. Lennis Koontz II is deleted and the following is added to the last sentence of the paragraph:

           and Mr. Ragsdale is the President and Mr. Albanese is a Vice President of the Large Cap Growth Fund.

           4. On page 41 of the SAI, the descriptions of E.K. Easton Ragsdale and Peter Albanese are amended to add that Mr. Ragsdale also serves as the President and Mr. Albanese also serves as a Vice President of WPG Large Cap Growth Fund

           5. On page 42 of the SAI, the description of C. Lennis Koontz II is deleted.

           TUDOR FUND

           Richard A. Shuster and Gregory N. Weiss have been appointed as co-portfolio managers of the WPG Tudor Fund. Messrs. Shuster and Weiss replace the fund's former co-portfolio manager, Walter Prendergast. The SAI is hereby revised as follows:

           1. On page 32 of the SAI in the fifth paragraph, the references to Walter Prendergast are deleted and the following is added:

           Richard A. Shuster is a managing Director of WPG and President of Tudor Fund. Gregory N. Weiss is a Principal of WPG and Vice President of Tudor Fund.

           2. On page 40 of the SAI, the description of Walter Prendergast is deleted and replaced with the following:

-------------------------------         ----------------------------------------
Name, Address and                       Principal Occupation(s)
Date of Birth                           During Past Five Years
-------------------------------         ----------------------------------------
Richard A. Shuster*                     Managing Director, WPG (since 1999) and
President (3)                           head of the WPG's Small Cap Value Team.
One New York Plaza                      Prior thereto, managing director with
New York, New York 10004                APM Partners,  LP, where he managed a
                                        small cap value hedge fund.
02/23/61

-------------------------------         ----------------------------------------
Gregory N. Weiss*                       Principal, Portfolio Manager and
Vice President (3)                      Research Analyst of WPG (since 1999).
One New York Plaza                      Prior thereto, equity analyst at Bear
New York, New York 10004                Stearns & Co.

02/9/73
-------------------------------         ----------------------------------------

* Deemed to be "interested persons" of the funds.

(3) Tudor Fund

Each officer is elected annually.




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